Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
STOCKHOLDERS EQUITY
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Preferred stock, shares issued (in shares)	20,000	20,000
Preferred stock, shares outstanding (in shares)	20,000	20,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	178,416,471	172,986,137
Common stock, shares outstanding (in shares)	178,416,471	172,986,137
Long-Term Debt and Other Financial Liabilities [Member]
Current liabilities:
Deferred finance costs and debt discounts, current	$ 1,356	$ 1,347
Non-current liabilities:
Deferred finance costs and debt discounts, noncurrent	2,211	2,030
Convertible Notes [Member]
Current liabilities:
Deferred finance costs and debt discounts, current	746	1,046
Non-current liabilities:
Deferred finance costs and debt discounts, noncurrent	$ 174	$ 1,597